Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Pensions
Fair value of assets	£ 133,349	£ 160,843	£ 160,843
Fair value of liabilities	128,897	154,506	£ 154,506
Inflation rate swaps
Pensions
Notional amount	13	11
Fair value of assets	347	310
Fair value of liabilities	502	555
Interest rate contracts
Pensions
Notional amount	55	44
Fair value of assets	8,132	8,161
Fair value of liabilities	5,362	4,779
Currency forwards
Pensions
Notional amount	10	12
Fair value of assets	22	160
Fair value of liabilities	164	34
Equity and bond call options
Pensions
Notional amount	1	2
Fair value of assets	277	428
Equity and bond put options
Pensions
Notional amount	4	3
Fair value of assets	3	3
Fair value of liabilities	1	1
Other
Pensions
Notional amount	4	4
Fair value of assets	1,027	327
Fair value of liabilities	£ 1,092	£ 444
Main Scheme
Pensions
Percentage of total plan assets	90.00%	90.00%
Equities	8.90%	25.90%
Index-linked bonds	40.10%	30.60%
Government bonds	12.90%	9.20%
Corporate and other bonds	17.40%	16.80%
Real estate	5.50%	5.20%
Derivatives	6.10%	8.10%
Cash and other assets	9.10%	4.20%
Total	100.00%	100.00%
Percentage of collateral	103.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Scheme | Swap
Pensions
Notional amount	£ 72,000	£ 57,000
Fair value of assets	£ 2,557	£ 3,045
Quoted
Pensions
Equities	3.70%	21.90%
Index-linked bonds	40.10%	30.60%
Government bonds	12.90%	9.20%
Corporate and other bonds	12.20%	15.80%
Total	68.90%	77.50%
Unquoted
Pensions
Equities	5.20%	4.00%
Corporate and other bonds	5.20%	1.00%
Real estate	5.50%	5.20%
Derivatives	6.10%	8.10%
Cash and other assets	9.10%	4.20%
Total	31.10%	22.50%